MATERIAL EVENTS DURING THE REPORTED PERIOD	6 Months Ended
Jun. 30, 2022
Material Events During Reported Period
MATERIAL EVENTS DURING THE REPORTED PERIOD

NOTE 4 - MATERIAL EVENTS DURING THE REPORTED PERIOD

On April 17, 2022, the board of directors approved a resolution as to matters of ongoing conduct such as signatory rights, voting etc. In addition, compensation of officers was updated. Also, non-commital guidelines for future transactions regarding sale of main activity to related parties and sale of holdings by those parties were discussed, these guidelines are pursuant to completion of legal structuring, compliance issues and more.